FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07021

Federated Investment Series Funds, Inc.
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  (Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
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  (Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 412-288-1900

Date of Fiscal year-end: 11/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005
Item 1. Proxy Voting Record

Account Number: 997RK02 Federated Bond Fund 1

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
			Proposal Type	Voted?	Vote	For/Agnst Mgmt
NRG Energy	NRG	629377508	5/24/05	Annual
1.01	Elect Lawrence S. Coben		MGMT	YES	FOR	FOR
1.02	Elect Herbert H. Tate		MGMT	YES	FOR	FOR
1.03	Elect Walter R. Young Jr.		MGMT	YES	FOR	FOR
2	Approve board size		MGMT	YES	FOR	FOR
3	Approve non-technical charter amendments		MGMT	YES	FOR	FOR
4	Ratify selection of auditors		MGMT	YES	FOR	FOR

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Federated Investment Series Funds, Inc.
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       (Registrant)

By /s/J. Christopher Donahue
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   J. Christopher Donahue, President - Principal Executive Officer
       (Signature & Title)

Date August 30, 2005
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